Filed with the Securities and Exchange Commission on March 8, 2018

1933 Act Registration File No. 333-207738
1940 Act File No. 811-23111
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	8	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	8	[	X	]

(Check appropriate box or boxes.)

Miller/Howard Funds Trust
(Exact Name of Registrant as Specified in Charter)

10 Dixon Avenue
Woodstock, NY 12498
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (845) 679-9166

Annemarie Gilly	Paul S. Schreiber, Esq.
Miller/Howard Investments, Inc.	Shearman & Sterling LLP
10 Dixon Avenue	599 Lexington Avenue
Woodstock, NY 12498	New York, New York 10022

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 8 to the Registration Statement of Miller/Howard Funds Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 7 on Form N-1A filed on February 27, 2018.  This PEA No. 8 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 7 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 8 meets all of the requirements for effectiveness of under Rule 485(b)  and the Registrant has duly caused this Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Woodstock and State of New York on the 8th day of March, 2018.

Miller/Howard Funds Trust

By:	/s/ Annemarie Gilly
Annemarie Gilly
President, Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on the 8th day of March, 2018.

Signatures	Title

/s/ Annemarie Gilly	President, Secretary and Trustee
Annemarie Gilly

/s/ Paul Brook*	Chief Financial Officer
Paul Brook

/s/ Lowell G. Miller*	Trustee
Lowell G. Miller

/s/ Roger Conrad*	Trustee
Roger Conrad

/s/ James E. Hillman*	Trustee
James E. Hillman

/s/ Charles I. Leone*	Trustee
Charles I. Leone

* Pursuant to Power of Attorney.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE